United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [ X]; Amendment Number: 2
This Amendment (Check only one):        [  ] is a restatement
                                        [ X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Geode Capital Management, LLC
Address:        One Post Office Square, 28th Floor
                Boston, MA 02109


13F File Number:        28-10386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jeffrey S. Miller
Title:        Chief Operating Officer
              Geode Capital Management, LLC
Phone:        617-392-8533
Signature, Place, and Date of Signing:


/s/ Jeffrey S. Miller          Boston, MA          March 20, 2007

Report Type (Check only one.):
[ X]                13F HOLDINGS REPORT

[  ]                13F NOTICE

[  ]                13F COMBINATION REPORT



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:          $235,182     (x1000)


List of Other Included Managers:

No.        Form 13F File Number        Name
1          28-10533                    Geode Capital Holdings LLC
2          28-10985                    Geode Capital Management LP




                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT             -----VOTING AUTHORITY-----
NAME OF ISSUER               . -TITLE OF CLASS- --CUSIP--   X$1000  PRN AMT PRN CALL DSCRETN.-MANAGERS      SOLE   SHARED     NONE
AAI 7 07/01/23                 NOTE  7.000% 7/0 00949PAB4    18551 14000000 PRN      DEFINED 1 2        14000000        0        0
ADCT 0 06/15/13                FRNT         6/1 000886AB7     3825  4000000 PRN      DEFINED 1 2         4000000        0        0
AEL 5 1/4 12/06/24             NOTE  5.250%12/0 025676AE7     5938  5000000 PRN      DEFINED 1 2         5000000        0        0
AMLN 2 1/2 04/15/11            NOTE  2.500% 4/1 032346AD0     3786  3000000 PRN      DEFINED 1 2         3000000        0        0
ATK 3 08/15/24                 NOTE  3.000% 8/1 018804AK0     8884  7500000 PRN      DEFINED 1 2         7500000        0        0
CCRT 3 5/8 05/30/25            NOTE  3.625% 5/3 20478NAB6     5097  4500000 PRN      DEFINED 1 2         4500000        0        0
CEGE 3 1/8 11/01/11            NOTE  3.125%11/0 150921AB0      552   750000 PRN      DEFINED 1 2          750000        0        0
CEPH 2 06/01/15                NOTE  2.000% 6/0 156708AP4     8227  5000000 PRN      DEFINED 1 2         5000000        0        0
F 4 1/4 12/15/36               NOTE  4.250%12/1 345370CF5     9633  9000000 PRN      DEFINED 1 2         9000000        0        0
FRONTLINE LTD COM USD2.50      COMSTK    	G3682E127      628    19500  SH      DEFINED 1             19500        0        0
GM 4 1/2                       DEB SR CONV A    370442741    11033   436100 PRN      DEFINED 1 2          436100        0        0
HGSI 2 1/4 10/15/11            NOTE  2.250%10/1 444903AK4     2641  2500000 PRN      DEFINED 1 2         2500000        0        0
HGSI 2 1/4 08/15/12            NOTE  2.250% 8/1 444903AM0     8230  8500000 PRN      DEFINED 1 2         8500000        0        0
INCY 3 1/2 02/15/11            NOTE  3.500% 2/1 45337CAE2     4790  6000000 PRN      DEFINED 1 2         6000000        0        0
IPATH DOW JONES-AIG COMMDTY    DJAIG CMDTY 36   06738C778      337     6890 PRN      DEFINED 1              6890        0        0
JAKK 4 5/8 06/15/23            NOTE  4.625% 6/1 47012EAB2     5238  4000000 PRN      DEFINED 1 2         4000000        0        0
LVLT 6 09/15/09                NOTE  6.000% 9/1 52729NAG5     3750  4000000 PRN      DEFINED 1 2         4000000        0        0
MCG CAPITAL CORP COM	       COM	        58047P107      284    13987 SH	     DEFINED 1	           13987        0        0
MESA 2.115 02/10/24            NOTE  2.115% 2/1 590479AD3     4393  8000000 PRN      DEFINED 1 2         8000000        0        0
MNKD 3 3/4 12/15/13            NOTE  3.750%12/1 56400PAA0     8265  8000000 PRN      DEFINED 1 2         8000000        0        0
NPO 3.9375 10/15/15            DBCV  3.937%10/1 29355XAB3     2514  2000000 PRN      DEFINED 1 2         2000000        0        0
NT 4 1/4 09/01/08              NOTE  4.250% 9/0 656568AB8    21348 22054000 PRN      DEFINED 1 2        22054000        0        0
ONNN 1 7/8 12/15/25            NOTE  1.875%12/1 682189AD7     5091  4000000 PRN      DEFINED 1 2         4000000        0        0
SIL 4 09/15/24                 NOTE  4.000% 9/1 03760XAD3     3161  3500000 PRN      DEFINED 1 2         3500000        0        0
TRN 3 7/8 06/01/36             NOTE  3.875% 6/0 896522AF6    11128 11000000 PRN      DEFINED 1 2        11000000        0        0
TWTC 2 3/8 04/01/26            DBCV  2.375% 4/0 887319AC5     2526  2000000 PRN      DEFINED 1 2         2000000        0        0
UBS AG                         COMSTK	        H89231338    36608   606800  SH      DEFINED 1	          606800        0        0
VGR 5 11/15/11                 NOTE  5.000%11/1 92240MAE8     3810  3000000 PRN      DEFINED 1 2         3000000        0        0
VGR 5 11/15/11                 NOTE  5.000%11/1 92240MAH1     5715  4500000 PRN      DEFINED 1 2         4500000        0        0
VRX 4 11/15/13                 NOTE  4.000%11/1 91911XAD6     1910  2000000 PRN      DEFINED 1 2         2000000        0        0
WCC 2 5/8 10/15/25             DBCV  2.625%10/1 95082PAE5     3862  2500000 PRN      DEFINED 1 2         2500000        0        0
WPI 1 3/4 03/15/23             DBCV  1.750% 3/1 942683AC7     3690  4000000 PRN      DEFINED 1 2         4000000        0        0
XJT 4 1/4 08/01/23             NOTE  4.250% 8/0 30218UAB4     3794  4000000 PRN      DEFINED 1 2         4000000        0        0
XMSR 1 3/4 12/01/09            NOTE  1.750%12/0 983759AC5    15941 18725000 PRN      DEFINED 1 2        18725000        0        0